Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following at:

	June 30, 2023	December 31, 2022
Equipment	$90,861	$402,675
Furniture and fixtures	761,923	1,007,699
Leasehold improvements	—	745,453

Total cost	852,784	2,155,827
Accumulated depreciation	(136,656)	(649,745)

Property and equipment, net	$716,128	$1,506,082

Property and equipment consist of the following at:

	December 31, 2022	December 31, 2021
Equipment	$402,675	$222,222
Furniture and fixtures	1,007,699	341,769
Leasehold improvements	745,453	621,527

Total cost	2,155,827	1,185,518
Accumulated depreciation	(649,745)	(295,583)

Property and equipment, net	$1,506,082	$889,935